DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DEBT
Summary of the Company's convertible notes payable
			Conversion	Balances - At Issuance		Balances - 9/30/2023
Origination	Maturity	Interest	Rate	Principal	Discount	Principal	Discount
1/24/2023	7/24/2024	14%	$3.20/Share	$100,000	$100,000	$100,000	$54,552
1/25/2023	7/25/2024	14%	$3.20/Share	74,975	74,975	74,975	41,155
1/30/2023	7/30/2024	14%	$3.20/Share	100,000	100,000	100,000	55,552
2/17/2023	8/17/2024	14%	$3.20/Share	1,000,000	1,000,000	1,000,000	583,330
3/7/2023	9/7/2024	14%	$3.20/Share	100,000	100,000	100,000	62,664
3/14/2023	9/10/2024	14%	$3.20/Share	250,000	250,000	250,000	159,666
3/27/2023	9/27/2024	14%	$3.20/Share	100,000	100,000	100,000	66,164
3/30/2023	9/30/2024	14%	$3.20/Share	79,975	79,975	79,975	53,316
4/6/2023	10/6/2024	14%	$3.20/Share	50,000	50,000	50,000	33,332
4/7/2023	10/7/2024	14%	$3.20/Share	400,000	400,000	400,000	266,668
5/5/2023	11/5/2024	14%	$3.20/Share	200,000	200,000	200,000	144,445
5/9/2023	11/9/2024	14%	$3.20/Share	50,000	50,000	50,000	37,388
5/12/2023	11/12/2024	14%	$3.20/Share	50,000	50,000	50,000	37,388
6/6/2023	12/6/2024	14%	$3.20/Share	10,000	10,000	10,000	7,776
6/30/2023	12/30/2024	14%	$3.20/Share	50,000	28,334	50,000	23,612
7/7/2023	1/7/2025	14%	$3.20/Share	25,000	14,775	25,000	12,315
7/21/2023	1/21/2025	14%	$3.20/Share	35,000	20,103	35,000	17,319
7/26/2023	1/26/2025	14%	$3.20/Share	100,000	56,527	100,000	49,747
8/10/2023	2/10/2025	14%	$3.20/Share	500,000	268,545	500,000	243,625
8/24/2023	2/24/2023	14%	$3.20/Share	100,000	60,313	100,000	56,412
8/31/2023	2/28/2025	14%	$3.20/Share	100,000	60,010	100,000	56,676
						$3,474,950	$2,063,102

Summary of the Company's notes payable
			Balances - At Issuance		Balances - 9/30/2023
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	6,592
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	22,058
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	7,373
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	12,729
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	8,316
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	8,316
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	9,266
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	19,947
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	10,416
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	41,663
7/10/2023	12/11/2023	14%	1,563,929	1,563,929	1,563,929	393,108
					$2,289,329	$539,784
			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
					$2,681,200	$823,059

Summary of future maturities of company debt
December 31,	Amount
2023	$1,593,929
2024	3,319,950
2025	860,000
2026	-
2027	-
Thereafter	20,400
5,794,279
Less - Discounts	(2,602,886)
$3,191,393

December 31,	Amount
2023	$1,985,800
2024	705,000
2025	-
2026	-
2027	-
Thereafter	20,400
2,711,200
Less - Discounts	(823,059)
$1,888,141

SAFE Investments
Holder	Date	Balance at 12/23/2021	Valuation Cap	Conversion Rate	Conversion Shares
Holder A (Note 7)	1/15/2015	$50,000	$3,000,000	$0.4177	119,703
Holder A (Note 7)	5/20/2016	50,000	$3,000,000	$0.4177	119,703
Holder B	3/16/2018	75,000	$6,000,000	$0.8354	89,777
		$175,000			329,183

Summary of the Company's notes payable
			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest Rate	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
			$2,475,400	$1,842,378	$2,681,200	$823,059